Long-term debt	12 Months Ended
Dec. 31, 2017
Long-term Debt
Long-term debt
(16)	Long–term debt

Loans and borrowings, measured at amortized cost, as of December 31, 2017 and 2016 are summarized as follows:

	Notes	December 31, 2017	December 31, 2016
Current:
Short–term borrowings and current portion of long–term debt		$542,614	$377,149
Bonds		29,458	29,590

	29	$572,072	$406,739

Non–current:
Long–term debt		$2,600,450	$2,259,459
Bonds		579,591	608,037

	29	$3,180,041	$2,867,496

Terms and conditions of the Company’s outstanding obligations for years ended December 31, 2017 and 2016 are as follows:

		December 31, 2017
	Due through	Weighted average interest rate	Face Value	Carrying Amount
Short–term borrowings	2018	3.96%	$85,387	$79,263
Long–term debt	2029	4.14%	4,699,338	3,063,801
Bonds–Colombia	2019	10.58%	89,266	59,808
Bonds– Luxembourg	2020	8.38%	550,000	549,241

Total			$5,423,991	$3,752,113

		December 31, 2016
	Due through	Weighted average interest rate	Face Value	Carrying Amount
Short–term borrowings	2017	4.20%	$64,060	$62,302
Long–term debt	2028	3.41%	3,938,372	2,574,306
Bonds–Colombia	2019	12.96%	88,769	88,770
Bonds– Luxembourg	2020	7.95%	550,000	548,857

Total			$4,641,201	$3,274,235

The majority of interests bearing liabilities are denominated in US dollars except for bonds and certain financing liabilities for working capital which are denominated in Colombian Pesos, and some aircraft debts are denominated in Euros.

The outstanding long term debt balance of the Company as of December 31, 2017 and 2016 were $2,288,605 and $2,218,509, respectively. These outstanding balances of long-term debt include borrowings from various financial institutions to finance aircraft acquisitions. Most of these are loans guaranteed by Export Credit Agencies. Additionally, the Company had an outstanding balance of short-term borrowings and long-term debt with various financial institutions for working capital purposes amounting to $854,459 and $482,432, respectively.

During 2017, the Company obtained $338,448 in loans to finance the purchase of ten A318 aircraft, one B787, one A320, two A320neo, and refinance one A319 and two A320. The Company also obtained $512,705 for general purposes of working capital, within these loans stands out the acquired by the subsidiary LifeMiles Ltd, worth $300,000 at a rate LIBOR + 5.5%, for a term of 5 years, this loan is guaranteed with all tangible and intangible assets, except for some exclusions of LifeMiles Ltd and its subsidiaries, likewise this debt has financial commitments. In addition to this, the Company made a transaction of US $ 150,000 (less transaction costs) in connection with the transfer of future cash flows from certain sales of credit card tickets in the United States (related only to sales of travel agencies). ), which were sold by Avianca to USAVFlow for a period of five years.

During 2016, the Company obtained $154,049 through a private placement vehicle issuing guaranteed notes and loans in order to finance the purchase of one B787 and two A319 aircraft, financed two CESSNA aircraft totalling $3,649 and issued in Euro a USD equivalent of $57,308 to refinance five ATR-72 aircraft trought an ECA guaranteed bond take out loan. The Company also obtained $19,527 for general working capital purposes.

On May 10, 2013, the Company issued $300,000 of Senior Notes in an offering exempt from registration under Rule 144A and Regulation S under theU.S. Securities Act of 1933, as amended. The senior Notes are due in 2020 and bear interest at the rate of 8.375% per year, payable semi-annually in arrears on May 10 and November 10, beginning on November 10, 2013

On Apr 8, 2014, the Company completed a second issuance of $250,000 of Senior Notes in an offering exempt from registration under Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended. The Senior Notes are due in 2020 and bear interest at the rate of 8.375% per year, payable semi–annually in arrears on May 10 and November 10, beginning on May 10, 2014. The placement price for the second issuance was 104.50%.

As of December 31, 2017 and 2016 the subsidiaries Grupo Taca Holdings Limited, and Avianca Leasing, LLC are jointly and severally liable under the Notes as co–issuers on $550,000 in aggregate principal amount.

The Notes are fully and unconditionally guaranteed by three of our subsidiaries: Taca International Airlines S.A., Líneas Aéreas Costarricenses, S.A., and Trans american Airlines S.A. Avianca Leasing LLC’s obligations as a co–issuer of the Notes will be unconditionally guaranteed by our subsidiary Aerovías del Continente Americano S.A.–Avianca, in an amount equal to $366,667. The Notes and guarantees are senior unsecured obligations of the co–issuers and the guarantors, respectively, and rank equally in right of payments with all of their other respective present and future unsecured obligations that are not expressly subordinated in right of payment to the Senior Notes or the guarantees.

The Company, Avianca Leasing, LLC and Grupo Taca Holdings, Limited as co–issuers, listed the Senior Notes on the Official List of the Luxembourg Stock Exchange and for trading on the Euro MTF market of the Luxembourg Stock Exchange. As of December 31, 2017 and 2016, the Senior Notes outstanding and the corresponding balances are as follows:

			Balance as of December 31,
Issuing entities	Original currency	Total placed in original currency	2017	2016
Avianca Holdings S.A., Avianca Leasing, LLC and Grupo Taca Holdings Limited	USD	550,000	$549,241	$548,857

Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited

Guarantors:	Líneas Aéreas Costarricenses, S.A., Trans American Airlines S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $375 million.

Notes offered:	$550,000 aggregate principal amount of 8.375% Senior Notes due 2020.

Initial Issue Price:	98.706%

Initial Issue Date:	May 10, 2013

Issue Amount:	$300 million

Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.

Second Issue Price:	104.50%

Second Issue Date:	April 8, 2014

Maturity Date:	The Senior Notes will mature on May 10, 2020.

As of December 31, 2017 and 2016, bonds issued and the corresponding balances are as follows:

Issuing entity	Issue	Total placed in original currency (1)	Balance as of December 31,
			2017		2016
			Original currency (1)	In US Dollars	Original currency (1)	In US Dollars
Avianca	Series A	75,000	—	$—	—	$—

Avianca	Series B	158,630	—	—	—	—

Avianca	Series C	266,370	178,468	59,808	266,370	88,770

Total				$59,808		$88,770

(1)	Presentation of original currency in millions of Colombian pesos

On August 25, 2009 a bond issue was completed on the Colombian stock exchange, which is collateralized by Credibanco and Visa credit cards ticket sales in Colombia.

The specific conditions of the 2009 bond issue in Colombia are as follows:

Representative of bondholders:	Helm Trust, S.A.

Amount of issue:	$500,000 million Colombian Pesos

Managing agent:	Fiduciaria Bogota, S.A.

Series:	Series A: Authorized issue $100,000 million Colombian Pesos Series B: Authorized issue $200,000 million Colombian Pesos Series C: Authorized issue $300,000 million Colombian Pesos

Coupon:	Series A: Indexed to Colombian consumer price index Series B: Indexed to Colombian consumer price index Series C: Indexed to Colombian consumer price index Interest is payable at quarter–end

Term:	Series A: 5 years Series B: 7 years Series C: 10 years

Repayment of capital:	Series A: At the end of 5 years Series B: 50% after 6 years and 50% after 7 years Series C: 33% after 8 years, 33% after 9 years and 34% after 10 years

As of December 31, 2017 and 2016, the Company had unsecured revolving lines of credit with different financial institutions in the aggregate amounts of $115,742, and $84,422, respectively. As of December 31, 2017 and 2016, there were $14,123, and $22,840 unused credit line balances, respectively, under these facilities. These revolving lines of credit are preapproved by the financial institutions and the Company may withdraw funds if it has working capital requirements.

Future payments on long–term debt for the years ended December 31, 2017 and 2016 are as follows:

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2017	$463,351	$381,288	$412,839	$392,810	$1,413,513	$3,063,801

December 31, 2016	$314,848	$354,709	$331,633	$319,895	$1,253,221	$2,574,306

Future payments on bonds for the years ended December 31, 2016 and 2015 are as follows:

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2017	$29,458	$29,676	$549,915	$—	$—	$609,049

December 31, 2016	$29,590	$28,815	$29,202	$550,020	$—	$637,627

During 2017 and 2016, the Company did not comply with certain debt covenants. However these breaches did not accelerate the due date for the repayment of the debt. As of December 31, 2017. The most significant commitments related to financial ratios assumed by the Company and its subsidiaries are as follows:

Avianca Holdings S.A. and Subsidiaries

The consolidated financial statements of Avianca Holdings and Subsidiaries must comply with the following financial covenants:

(1)	EBITDAR Coverage Ratio: Should be not less than 1.50 to 1.00 and 1.70 to 1.00 for other obligations at the end of December 31, 2017.

(2)	Capitalization Ratio: Should not be greater than 0.86 to 1.00 at the end of each reporting period.

(3)	Cash reserves held or controlled or otherwise available to the guarantor or its subsidiaries should be at least $350 million at all times and $50 million for other obligations at all times.

Relevant Testing Date means the date on which the Avianca Holdings S.A. and Subsidiaries audited financial statements prepared in accordance with IFRS are delivered to the Security Trustee, no later than 180 days of the end of the financial period.

Changes in liabilities derived from financing activities at December 31, 2017

	1 January 2017	Payments	Foreign exchange movement	New adquisitions	New Leases	Other	31 December 2017
Current interest-bearing loans and borrowings (excluding itmes listed below)	$62,179	$(22,408)	$—	$39,492	$—	$—	$79,263
Current portion of long-term credits (excluding items listed below)	314,970	(57,197)	4	207,562	—	(1,988)	463,351
Bonds	29,590	—	—	—	—	(132)	29,458
Non-current obligations under financial lease agreements and purchase agreements	2,259,459	(279,580)	15,296	114,770	340,568	1,401	2,451,914
Other financial liabilities	—	—	—	148,536	—	—	148,536
Bonds	608,037	(28,910)	464	—	—	—	579,591
Dividends	—	(155,674)	—	—	—	155,674	—

Total liabilities from financing activities	$3,274,235	$(543,769)	$15,764	$510,360	$340,568	$154,955	$3,752,113

Changes in liabilities derived from financing activities at December 31, 2016

	1 January 2016	Payments	Foreign exchange movement	New adquisitions	New Leases	Other	31 December 2016
Current interest-bearing loans and borrowings (excluding items listed below)	$89,367	$(62,374)	$152	$35,034	$—	$—	$62,179
Current portion of long-term credits (excluding items listed below)	298,461	(37,315)	—	—	53,702	122	314,970
Bonds	25,056	—	4,534	—	—	—	29,590
Non-current obligations under financial lease agreements and purchase agreements	2,426,929	(268,637)	(5,924)	—	105,933	1,158	2,259,459
Bonds	633,180	(26,613)	1,470	—	—	—	608,037
Dividends	—	(31,823)	—	—	—	31,823	—

Total liabilities from financing activities	$3,472,993	$(426,762)	$232	$35,034	$159,635	$33,103	$3,274,235